SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Issuance of shares		3,480,000
Proceeds from exercise of warrants	$ 1,653,737
Former consultants [member]
IfrsStatementLineItems [Line Items]
Number of stock option cancelled held by related party	1,280,000
Warrant one [member]
IfrsStatementLineItems [Line Items]
Issuance of shares	160,000
Proceeds from exercise of warrants	$ 24,000
Warrant two [member]
IfrsStatementLineItems [Line Items]
Issuance of shares	8,858,000
Warrants price per shares	$ 0.15
Warrant three [member]
IfrsStatementLineItems [Line Items]
Issuance of shares	7,256,000
Warrants price per shares	$ 0.30